Vanguard Emerging Markets Ex-China ETF Annual Fund Operating Expenses - Vanguard Emerging Markets Ex-China ETF - ETF Shares	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.01%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.07%	[1]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.